Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission expense [abstract]
Commissions assigned to third parties	€ 1,993	€ 1,856	€ 2,350
Cards	1,355	1,249	1,616
By collection and return of effects	16	12	12
Other fees assigned	622	595	722
Other commissions paid	1,317	1,153	1,220
Brokerage fees on lending and deposit transactions	60	26	27
Sales of insurance and pension funds	341	248	232
Other fees and commissions	916	879	961
Total commission expense	€ 3,310	€ 3,009	€ 3,570